Stockbased Compensation, Stock Option Disclosures (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-based Compensation Expense Disclosure [Abstract]
Tax benefit related to employees' and directors' stock plans	$ 18.7	$ 14.6	$ 10.9
Expected Stock Price Volatility	34.00%	33.00%	32.00%
Risk Free Interest Rate	0.80%	1.70%	2.00%
Expected Life of Options (years)	4 years 6 months	4 years 1 month	4 years 1 month
Expected Annual Dividend	0.90%	0.00%	0.00%
Weighted Average Grant Date Fair Value of Options Granted in Period (in dollars per share)	$ 15.36	$ 15.79	$ 14.12
Total Intrinsic Value of Options Exercised in Period	125.4	85.3	48.1
Options Outstanding [Roll Forward]
Options Outstanding, Beginning Balance	19.6	21.0	19.9
Granted	2.9	3.7	4.3
Exercised	(6.4)	(4.1)	(2.4)
Canceled / Expired	(0.8)	(1.0)	(0.8)
Options Outstanding, Ending Balance	15.3	19.6	21.0
Options, Additional Disclosures [Abstract]
Options Outstanding, Weighted Average Exercise Price, Beginning of Period (in dollars per share)	$ 45.00	$ 42.15	$ 39.39
Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 57.17	$ 54.74	$ 49.61
Exercises in Period, Weighted Average Exercise Price (in dollars per share)	$ 39.77	$ 38.46	$ 31.96
Canceled / Expired in Period, Weighted Average Exercise Price (in dollars per share)	$ 52.55	$ 48.11	$ 44.55
Options Outstanding, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 49.07	$ 45.00	$ 42.15
Options Outstanding, Weighted Average Remaining Contractual Term	4 years 2 months
Options Vested and Unvested Expected to Vest	14.8
Options Vested and Unvested Expected to Vest, Weighted Average Exercise Price (in dollars per share)	$ 48.84
Options Vested and Unvested Expected to Vest, Weighted Average Remaining Contractual Term	4 years 1 month
Options Vested and Unvested Expected to Vest, Aggregate Intrinsic Value	220.6
Options Exercisable	8.0
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 44.58
Options Exercisable, Weighted Average Remaining Contractual Term	3 years
Options Exercisable, Intrinsic Value	$ 153.1
Common Stock, Market Value Per Share	$ 63.78
Minimum [Member]
Stock-based Compensation Expense Disclosure [Abstract]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	3 years
Option Term	7 years
Maximum [Member]
Stock-based Compensation Expense Disclosure [Abstract]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	5 years
Option Term	10 years